Inventories	12 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES
Inventories consist of the following:

June 30,	2013	2012
U.S. inventories at current cost	$323,642	$302,465
Foreign inventories at average cost	103,483	70,797
	427,125	373,262
Less: Excess of current cost over LIFO cost for U.S. inventories	145,708	144,756
Inventories on consolidated balance sheets	$281,417	$228,506

In fiscal 2013, 2012 and 2011, reductions in U.S. inventories, primarily in the bearings pool, resulted in liquidation of LIFO inventory quantities carried at lower costs prevailing in prior years. The overall impact of LIFO layer liquidations increased gross profit by $6,300, $3,400 and $12,300 in fiscal 2013, 2012 and 2011, respectively.